August 31, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Admiral Funds (the Trust)
File No. 33-49023
485(a) Filing and Request for Acceleration of Effectiveness

Commissioners:

We respectfully submit the enclosed 26th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting all share classes of the following series of the Trust: Vanguard S&P 500 Value Index Fund, Vanguard S&P 500 Growth Index Fund, Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated August 31, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of September 7, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 26 are to: 1) designate a new effective date for the filing that we made on June 24, 2010, pursuant to Rule 485(a) and 2) address comments of the Commission’s Staff regarding the prior Amendment.

We plan to file PEA 27 of the Trust's Registration Statement on or about September 7, 2010, to complete any missing information and incorporate a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

August 31, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Admiral Funds
File No. 33-49023
461(a) Request for Acceleration of Effectiveness

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Admiral Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 26th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A, affecting all share classes of the following series of the Trust: Vanguard S&P 500 Value Index Fund, Vanguard S&P 500 Growth Index Fund, Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, be accelerated to September 7, 2010. We previously filed PEA 25 of the Trust’s registration statement on June 24, 2010. We filed PEA 26 of the Trust's registration statement today, August 31, 2010.

We plan to file PEA 27 of the Trust's registration statement on or about September 7, 2010. PEA 27 will complete any missing information and incorporate a number of non-material editorial changes. PEAs 25, 26, and 27 are being submitted in order to: (1) add the eight new series mentioned above to the Trust; (2) designate a new effective date for the filing that we made on June 24, 2010, pursuant to Rule 485(a); 3) address comments of the Commission’s Staff; and (4) effect a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Judith L. Gaines at (610) 669-1538.

Sincerely,

VANGUARD ADMIRAL FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission